Document and Entity Information	Mar. 13, 2020
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0000078128
Document Type	8-K/A
Document Period End Date	Mar. 13, 2020
Entity Registrant Name	Essential Utilities, Inc.
Entity Incorporation State Country Code	PA
Entity File Number	001-06659
Entity Tax Identification Number	23-1702594
Entity Address, Address Line One	762 West Lancaster Avenue
Entity Address, City or Town	Bryn Mawr
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19010-3489
City Area Code	(610)
Local Phone Number	527-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (“Amendment No. 3”) amends the Current Report on Form 8-K of Essential Utilities, Inc. (the “Company”) filed on March 16, 2020 and amended by the Current Reports on Form 8-K/A filed on March 18, 2020 and April 13, 2020, regarding the Company’s acquisition of the Peoples companies (“Peoples”). This Amendment No. 3 is being filed to include unaudited pro forma consolidated combined financial statements of the Company for the year ended December 31, 2019 and for the six months ended June 30, 2020.
Common Stock .50 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $.50 par value
Trading Symbol	WTRG
Security Exchange Name	NYSE
Sec 6.00 Tangible Equity Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.00% Tangible Equity Units
Trading Symbol	WTRU
Security Exchange Name	NYSE